UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form.
1.	Name and address of issuer:

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series
	and classes of securities of the issuer, check the box but do not list series or classes):			x
Fund name:

3.	Investment Company Act File Number:			811-3947

	Securities Act File Number :			2-89028

4(a).	Last day of fiscal year for which this Form is filed:			February 28, 2017

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).		Check box if this is the last time the issuer will be filing this Form.
Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):					$ 65,628,723

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$ 135,123,547

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
		to the Commission:			$ 1,198,945,806

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				-	$ 1,334,069,353

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)					$ -
[subtract Item 5(iv) from Item 5(i)]:
	(vi)	Redemption credits available for use in future years
		— if Item 5(i) is less than Item 5(iv) [subtract Item			$ (1,268,440,630)
5(iv) from Item 5(i)]:
	(vii)	Multiplier for determining registration fee (See				x	0.0001159
Instruction C.9):
	(viii)	Registration fee due [multiply Item 5(v) by Item				=	$ -
5(vii)] (enter “0” if no fee is due):
6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
		amount of securities (number of shares or other units) deducted here:					$ -

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:					$ -

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
						+	$ -

8.	Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:
						=	$ -

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

Method of Delivery:
Wire Transfer

Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

		By (Signature and Title)*	/s/ Richard N. Paddock

Richard N. Paddock, Assistant Treasurer

		Date:	5-9-17

* Please print the name and title of the signing officer below the signature.